Commitments and Contingencies (Details Narrative) - USD ($)											1 Months Ended					3 Months Ended	9 Months Ended		12 Months Ended
	Jul. 10, 2024	Jun. 17, 2024	May 20, 2024	Apr. 03, 2024	Jun. 01, 2023	May 31, 2023	Feb. 09, 2023	Sep. 30, 2022	Sep. 01, 2022	Aug. 01, 2022	Aug. 14, 2023	Oct. 31, 2022	May 31, 2019	Sep. 30, 2018	Jul. 31, 2017	Mar. 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2023	Jun. 30, 2022
Loss Contingencies [Line Items]
Accounts payable																			$ 56,874
Total order costs to purchase equipment, molds and component parts for research and development																				$ 609,953
Progress payments																			209,678
Fully vested																			60,000
Compensation cost							$ 235,000
Options to purchase shares							50,000
Stock option, exercise price							$ 1.30
Share based compensation																	$ 444,498	$ 838,911	963,023	$ 1,012,592
Berler [Member]
Loss Contingencies [Line Items]
Loss contingency, claims for damages	$ 456,000	$ 500,000
Description of loss contingency	(1) failure to make full payment of certain monthly payments under his consulting agreement with the Company (the “Consulting Agreement”) in the amount of $52,500, (2) failure to pay a bonus with a target of $216,000 under the Consulting Agreement, (3) $187,500, representing 50% of the severance payment paid by the Company to Mr. Blackman, the Company’s co-founder and former Chief Operating Officer and Co-Chairman and a declaration and injunctive relief establishing that Berler is the rightful owner of 50% of the Company’s Series A Preferred Stock (which preferred stock is no longer outstanding).
Plastomold [Member]
Loss Contingencies [Line Items]
Loss contingency, claims for damages				$ 1,762,000
Description of loss contingency				(1) failure to pay invoices, of which approximately $1 million would relate to a maintenance agreement for units allegedly manufactured and sold using machinery that was defective and has never successfully produced any saleable products, (2) breach of the implied covenant of good faith and fair dealing, (3) unjust enrichment, and (4) conversion. Plastomold asserts it provided certain products and services to the Company for which its invoices were not fully paid. The Company believes that Plastomold’s claims are without merit and intends to defend itself vigorously.
Mr. Blackman [Member]
Loss Contingencies [Line Items]
Accrued bonus																						$ 250,000
Payment for bonuses																$ 65,000
Severance costs											$ 346,000
Medical benefit cost																					$ 29,000
Fully vested																			218,000
Alan Blackman [Member]
Loss Contingencies [Line Items]
Severance costs											$ 346,000
Medical benefit cost																					$ 29,000
Share based compensation																			$ 60,000
Royalty Agreement [Member] | Barry Berler [Member]
Loss Contingencies [Line Items]
Royalty percentage													2.00%	2.00%	4.00%
Single payment obligation														$ 500,000
Employment Agreement [Member]
Loss Contingencies [Line Items]
Salaries and wages									$ 320,000	$ 256,000
Annual compensation					$ 600,000	$ 400,000		$ 225,000
Payment for incentive fee								18,750
Employment Agreement [Member] | Alan Blackman [Member]
Loss Contingencies [Line Items]
Salaries and wages									$ 320,000	$ 256,000
Accrued bonus								$ 250,000
Payment for bonuses																$ 65,000
Service Agreement [Member]
Loss Contingencies [Line Items]
Initial fee												$ 90,000
Monthly fee												$ 12,500
Shares of restricted common stock												200,000
Value of digital marketing activities												$ 300,000
Value of restricted common stock												$ 230,000
Asset Purchase Agreement [Member] | InjectEZ, LLC [Member]
Loss Contingencies [Line Items]
Payments to acquire assets			$ 35,000,000
Escrow deposit			$ 1,000,000
Escrow deposit disbursements related to property acquisition																	$ 1,000,000